Segment Reporting - Percentage Of Revenues By Product (Details) - Revenues	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Percentage of revenue by classes of products
Percentage of total revenues	100.00%	100.00%	100.00%
Perishable
Percentage of revenue by classes of products
Percentage of total revenues	53.70%	53.10%	53.00%
Shelf-stable
Percentage of revenue by classes of products
Percentage of total revenues	20.20%	18.20%	18.40%
Poultry
Percentage of revenue by classes of products
Percentage of total revenues	19.10%	20.50%	18.60%
Miscellaneous
Percentage of revenue by classes of products
Percentage of total revenues	7.00%	8.20%	10.00%